Document and Entity Information Document	Feb. 22, 2021	Nov. 09, 2020
Document And Entity Information [Abstract]
Document Type	8-K
Entity Incorporation, State or Country Code		MD
Document Period End Date	Feb. 22, 2021
Entity Registrant Name	National Health Investors Inc
Entity Address, Address Line One	222 Robert Rose Drive
Entity Address, City or Town	Murfreesboro
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37129
City Area Code	615
Local Phone Number	890-9100
Entity File Number		001-10822
Entity Tax Identification Number		62-1470956
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.01 par value
Trading Symbol		NHI
Security Exchange Name		NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000877860
Amendment Flag	false